Harbor Mid Cap Value Fund
Harbor Mid Cap Value Fund Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Mid Cap Value Fund		Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	none
Other Expenses	[2]	0.12%	0.12%	0.24%	0.04%
Total Annual Fund Operating Expenses	[2]	0.87%	1.12%	1.24%	0.79%
Fee Waiver	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1],[2]	0.86%	1.11%	1.23%	0.78%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.70% on assets over $500 million through February 28, 2018. Only the Fund's Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Mid Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	88	277	481	1,072
Administrative Class	113	355	616	1,362
Investor Class	125	392	680	1,499
Retirement Class	80	251	438	977

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 18%.

Principal Investment Strategy

The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser's opinion, are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2016, the range of the Index was $643 million to $38.5 billion, but it is expected to change frequently.

The Subadviser's active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:

  Indicators of fundamental undervaluation, such as low price-to-cash flow or low price-to-earnings ratios
  Indicators of past negative market sentiment, such as poor past stock price performance
  Indicators of recent momentum, such as high recent stock price performance
  Control of incremental risk relative to the benchmark index

All such indicators are measured relative to the overall universe of mid cap companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Mid Cap Risk: The Fund's performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	25.00%	Q3 2009
Worst Quarter	-24.36%	Q4 2008

Average Annual Total Returns — As of December 31, 2016
Average Annual Total Returns - Harbor Mid Cap Value Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		18.99%	17.09%	7.72%	8.35%	Mar. 01, 2002
Institutional Class | After Taxes on Distributions		18.13%	16.49%	7.20%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		11.41%	13.80%	6.18%
Administrative Class		18.70%	16.78%	7.46%	9.95%	Nov. 01, 2002
Investor Class		18.54%	16.65%	7.32%	9.82%	Nov. 01, 2002
Retirement Class	[1]	18.99%	17.09%	7.72%	8.35%	Mar. 01, 2016
Russell Midcap® Value (reflects no deduction for fees, expenses or taxes)	[2]	20.00%	15.70%	7.59%	10.21%
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Retirement Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.